Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Domestic Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	¥ 126,422		¥ 94,592
Foreign Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	136,171		135,488
Domestic Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	27,745		31,125
Foreign Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	29,244		17,371
Forward Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	1,048		737
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	522		652
Interest Rate Swap Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	664		96
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	2,043		1,972
Currency Swap Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	34,805		21,905
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	571		277
Currency Option Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	290
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	85		369
Fair Value, Inputs, Level 1 | Domestic Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	126,419	[1]	94,482	[1]
Fair Value, Inputs, Level 1 | Foreign Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	136,171	[1]	135,488	[1]
Fair Value, Inputs, Level 1 | Domestic Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	212	[1]	5,023	[1]
Fair Value, Inputs, Level 1 | Foreign Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	10	[1]	5	[1]
Fair Value, Inputs, Level 2 | Domestic Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	3	[2]	110	[2]
Fair Value, Inputs, Level 2 | Domestic Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	24,821	[2]	22,629	[2]
Fair Value, Inputs, Level 2 | Foreign Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	29,234	[2]	17,366	[2]
Fair Value, Inputs, Level 2 | Forward Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	1,048	[2]	737	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	522	[2]	652	[2]
Fair Value, Inputs, Level 2 | Interest Rate Swap Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	664	[2]	96	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	2,043	[2]	1,972	[2]
Fair Value, Inputs, Level 2 | Currency Swap Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	34,805	[2]	21,905	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	571	[2]	277	[2]
Fair Value, Inputs, Level 2 | Currency Option Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	290	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	85	[2]	369	[2]
Fair Value, Inputs, Level 3 | Domestic Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	¥ 2,712	[3]	¥ 3,473	[3]

[1]	Quoted prices for identical assets or liabilities in active markets
[2]	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
[3]	Unobservable inputs